UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09473

Nuveen New York Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Income Fund (NKO)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.2% (1.5% of Total Investments)
$ 1,210	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	3/13 at 100.00	A3	$ 1,171,885
	5.250%, 6/01/25
915	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	910,599
	5.750%, 6/01/33
695	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	3/13 at 100.00	BBB+	695,653
	Series 2002, 5.375%, 5/15/33
2,820	Total Consumer Staples			2,778,137
	Education and Civic Organizations – 27.4% (18.5% of Total Investments)
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	459,188
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	4,653,840
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	3/13 at 100.00	BBB	1,284,096
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/13 at 100.00	Aa2	1,024,280
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	150,672
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	1,008,274
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	261,341
	5.000%, 7/01/37 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A,	4/21 at 100.00	AAA	2,335,680
	5.000%, 10/01/41
580	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	688,576
	Series 2011, 5.750%, 11/01/40 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,073,590
	Series 2009, 5.250%, 7/01/29
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A,	No Opt. Call	AA–	4,077,905
	6.000%, 7/01/18 – NPFG Insured
330	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	365,277
	5.000%, 7/01/32 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,449,160
	University, Series 2010A, 5.000%, 7/01/40
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	577,534
	University, Tender Option Bond Trust 3127, 13.023%, 1/01/14 – AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AA–	352,677
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	1,004,310
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	1,060,763
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,081,054
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	415,971
2,210	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,305,627
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,949,914
1,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	1,641,884
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,133,330
	American Art, Series 2011, 5.000%, 7/01/31
1,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,139,520
	5.250%, 7/01/36 – AGM Insured
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	388,560
	Series 2010A, 5.125%, 9/01/40
30,325	Total Education and Civic Organizations			33,883,023
	Financials – 1.5% (1.0% of Total Investments)
1,590	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	1,857,422
	2005, 5.250%, 10/01/35
	Health Care – 11.2% (7.6% of Total Investments)
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	3/13 at 100.00	N/R	1,404,508
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
760	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	859,590
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	449,586
	Hospital, Series 2004, 5.000%, 8/01/33 – FGIC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,612,755
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
3,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	3,333,000
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
1,540	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	1,753,660
	2007B, 5.250%, 7/01/27 – AGC Insured
835	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AA–	901,149
	Series 2004A, 5.250%, 8/15/15 – AGM Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,507,710
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,005,820
850	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,007,106
	2010-C2, 6.125%, 11/01/37
12,810	Total Health Care			13,834,884
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
1,000	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA–	1,069,850
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
	Long-Term Care – 2.4% (1.6% of Total Investments)
510	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	558,430
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
875	5.250%, 2/01/22	8/13 at 100.50	AA+	887,224
1,500	5.400%, 2/01/34	8/13 at 100.50	AA+	1,520,220
2,885	Total Long-Term Care			2,965,874
	Tax Obligation/General – 7.8% (5.3% of Total Investments)
200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	237,990
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/30	8/22 at 100.00	AA	1,187,930
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AA	582,850
	AGM Insured
3,800	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	4,576,606
	5.000%, 4/01/26
	New York City, New York, General Obligation Bonds, 2004E:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	1,838,992
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,189,936
8,325	Total Tax Obligation/General			9,614,304
	Tax Obligation/Limited – 65.3% (44.2% of Total Investments)
165	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	3/13 at 100.00	N/R	165,574
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
5	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	3/13 at 100.00	A+	5,019
	Series 2002D, 5.250%, 10/01/23 – NPFG Insured
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	2,286,600
	Purpose Series 2011C, 5.000%, 3/15/41
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/22 at 100.00	AAA	7,106,398
	Purpose Series 2012D, 5.000%, 2/15/31
10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	10,954
	2005F, 5.000%, 3/15/21 – AGM Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City
	School District, Series 2008A:
590	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	701,870
190	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	224,865
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	2,877,605
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
1,850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	AA–	2,060,142
	2011A, 5.000%, 2/15/47 – AGM Insured
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	5,035,794
	2/15/47 – FGIC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,660,066
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,113,476
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	320,586
3,950	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	4,217,415
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,802,300
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
4,235	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	2/22 at 100.00	AAA	4,883,971
	Series E-1, 5.000%, 2/01/42
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	5/22 at 100.00	AAA	2,311,980
	Series F-1, 5.000%, 5/01/39
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	3/13 at 100.00	AAA	5,021
	2002B, 5.250%, 5/01/16 – NPFG Insured
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	3,421,590
	Subordinate Lien Series 2011C, 5.000%, 11/01/39
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,202,150
	SubSeries 2011D-1, 5.250%, 2/01/30
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,130	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	6,214,533
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,193,560
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
165	13.599%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	197,622
140	13.585%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	161,102
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,342,675
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	556,245
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,937,943
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,019,460
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	765,503
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	10,379,942
	Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	309,721
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,503,225
15,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,488,050
17,310	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	2,490,736
29,215	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	3,904,293
130,615	Total Tax Obligation/Limited			80,877,986
	Transportation – 8.0% (5.4% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,069,480
	5.000%, 11/15/25 – AGM Insured
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AA–	327,171
	4.750%, 11/15/27 – NPFG Insured
740	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	831,508
	Series 2011, 5.000%, 11/15/44
315	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	361,935
	1/01/25 – FGIC Insured
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	935,593
	AMBAC Insured
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	380,625
	AGM Insured (UB)
1,275	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	1,427,312
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	557,040
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,089,770
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	373,735
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	564,455
	Eighth Series 2008, Tender Option Bond Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	A+	995,865
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
8,860	Total Transportation			9,914,489
	U.S. Guaranteed – 4.0% (2.7% of Total Investments) (5)
85	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	95,645
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA (5)	1,765,520
	Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1 (5)	615,594
	Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)
690	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA– (5)	740,977
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
150	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	165,020
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,041,310
	2003A, 5.000%, 11/15/18 (Pre-refunded 11/15/13) – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	525,470
	2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
4,750	Total U.S. Guaranteed			4,949,536
	Utilities – 12.5% (8.4% of Total Investments)
95	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	105,966
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,888,054
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	1,438,788
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,660,140
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	272,577
	5.000%, 12/01/35 – CIFG Insured
4,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	4,477,800
	5.000%, 5/01/38
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	3/13 at 100.00	A–	5,009,500
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
575	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	584,585
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
14,420	Total Utilities			15,437,410
	Water and Sewer – 4.7% (3.2% of Total Investments)
1,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	2,160,490
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,262,732
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,428,959
	6/01/28 – NPFG Insured
5,335	Total Water and Sewer			5,852,181
$ 223,735	Total Investments (cost $171,677,349) – 147.9%			183,035,096
	Floating Rate Obligations – (9.4)%			(11,620,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.4)% (6)			(50,000,000)
	Other Assets Less Liabilities – 1.9%			2,377,707
	Net Assets Applicable to Common Shares – 100%			$ 123,792,803

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$183,035,096	$ —	$183,035,096

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $160,788,367.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$12,247,401
Depreciation	(1,603,449)
Net unrealized appreciation (depreciation) of investments	$10,643,952

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013